Document And Entity Information	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Entity Registrant Name	Cyclo Therapeutics, Inc.
Entity Central Index Key	0000922247
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1/A
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	Amendment No. 1